Share-Based Compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	53,811
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance ( in shares)	20,700,000
Total shares of common stock reserved	19,000,000.0
Stock options granted (in shares)	774,796	0
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 1.2
Service-Base Vesting
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved	18,996
Service-Base Vesting | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock-based compensation expense	$ 2.7	$ 1.9	$ 1.8
Vested (in shares)	400,000
Awards granted in period (in shares)	0
Remaining unvested shares (in shares)	300,000
Unrecognized compensation expense	$ 1.8
Period of recognition	2 years 3 months 18 days
Performance Shares | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 2.5
Vested (in shares)	400,000
Forfeited (in shares)	300,000
Awards granted in period (in shares)	0
Remaining unvested shares (in shares)	500,000
Unrecognized compensation expense	$ 1.5
Period of recognition	2 years 4 months 24 days
Performance Shares | Minimum | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Performance Shares | Maximum | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	8 years
RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Stock-based compensation expense	$ 0.4	$ 0.0
Vested (in shares)	105,473
Forfeited (in shares)	4,130
Awards granted in period (in shares)	557,334
Remaining unvested shares (in shares)	447,731	0	0
Period of recognition	2 years 6 months
Total shares of common stock reserved	1,323
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 1.5
RSAs | 2016 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares intend to cancel (in shares)	600,000
RSAs | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares reserved (in shares)	600,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, expiration period	10 years
Stock options | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0.1	$ 0.0	$ 0.0
Period of recognition	2 years 10 months 24 days
Stock options | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Stock options | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vested (in shares)	0
Forfeited (in shares)	0
Awards granted in period (in shares)	404,235
Remaining unvested shares (in shares)	404,235	0	0
Period of recognition	2 years 6 months
Share-based payment arrangement, nonvested award, option, cost not yet recognized, amount	$ 1.3
RSUs | 2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0.1	$ 0.0